JPMORGAN TRUST II

277 PARK AVENUE

NEW YORK, NEW YORK 10172

July 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust II (the “Trust”), on behalf of the

Funds listed in Appendix A (the “Funds”)

File Nos. 2-95973 and 811-4236

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses for the specified share classes and statements of additional information for the Funds listed on Appendix A do not differ from the prospectuses and statements of information contained in the Post-Effective Amendment No. 295 (Amendment No. 296 under the Investment Company Act of 1940) filed electronically on June 21, 2019.

Please contact the undersigned at (212) 648-0152 if you have any questions concerning this filing.

Very truly yours,

/s/ Anthony Geron
Anthony Geron
Assistant Secretary

Appendix A

JPMorgan Money Market Funds

JPMorgan U.S. Government Money Market Fund-Agency Shares, Capital Shares, IM Shares, Institutional Class Shares, Morgan Shares, Premier Shares, Reserve Shares and Service Shares prospectuses.

JPMorgan U.S. Treasury Plus Money Market Fund-Agency Shares, Class C Shares, Capital Shares, Direct Shares, IM Shares, Institutional Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares prospectuses.

JPMorgan Liquid Assets Money Market Fund-Agency Shares, Class C Shares, Capital Shares, Institutional Class Shares, Investor Shares, Morgan Shares, Premier Shares and Reserve Shares prospectuses.

JPMorgan Municipal Money Market Fund-Agency Shares, E*Trade Class Shares, Institutional Class Shares, Morgan Shares, Premier Shares and Service Shares prospectuses.